Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 473	$ 214	$ 95	$ 121
Short-term investments and deposits	91	100
Other receivables	357	341
Investments at fair value through other comprehensive income	0	53
Investments at fair value through other comprehensive income	0	83
Other non-current assets	403	393
Short-term debt	(577)	(679)
Trade payables	(1,064)	(740)
Other current liabilities	(912)	(704)
Long-term debt and debentures	(2,436)	(2,053)
Other non-current liabilities	(70)	(98)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income		0
Foreign currency derivative designated as economic hedge	23	24
Marine transport derivative designated as economic hedge	2
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	23
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	97	115
Investments at fair value through other comprehensive income		0
Other non-current assets	0	0
Total financial assets	145	139
Short-term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0	0
Energy and marine transport derivative designated as economic hedge Current Liabilities		0
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities		0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non-current liabilities	0
Total financial liabilities	0	0
Total financial instruments, net	145	139
Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents		0
Short-term investments and deposits		0
Trade receivables		0
Other receivables		0
Investments at fair value through other comprehensive income		53
Foreign currency derivative designated as economic hedge		0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets		0
Investments at fair value through other comprehensive income		83
Other non-current assets		0
Total financial assets		136
Short-term debt		0
Trade payables		0
Other current liabilities		0
Foreign currency and interest derivative designated as economic hedge Current Liabilities		0
Energy and marine transport derivative designated as economic hedge Current Liabilities		0
Long-term debt and debentures		0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities		0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities		0
Other non-current liabilities		0
Total financial liabilities		0
Total financial instruments, net		136
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	473	214
Short-term investments and deposits	91	100
Trade receivables	1,418	883
Other receivables	45	122
Investments at fair value through other comprehensive income		0
Foreign currency derivative designated as economic hedge	0	0
Marine transport derivative designated as economic hedge	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Investments at fair value through other comprehensive income		0
Other non-current assets	14	8
Total financial assets	2,041	1,327
Short-term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0	0
Energy and marine transport derivative designated as economic hedge Current Liabilities		0
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities		0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	2,041	1,327
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income		0
Foreign currency derivative designated as economic hedge	0	0
Marine transport derivative designated as economic hedge	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Investments at fair value through other comprehensive income		0
Other non-current assets	0	0
Total financial assets	0	0
Short-term debt	0	0
Trade payables	0	0
Other current liabilities	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	3	(42)
Energy and marine transport derivative designated as economic hedge Current Liabilities		(1)
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities		(13)
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	7	(28)
Other non-current liabilities	0	0
Total financial liabilities	(10)	(84)
Total financial instruments, net	(10)	(84)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income		0
Foreign currency derivative designated as economic hedge	0	0
Marine transport derivative designated as economic hedge	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Investments at fair value through other comprehensive income		0
Other non-current assets	0	0
Total financial assets	0	0
Short-term debt	577	(679)
Trade payables	1,064	(740)
Other current liabilities	153	(156)
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0	0
Energy and marine transport derivative designated as economic hedge Current Liabilities		0
Long-term debt and debentures	2,436	(2,053)
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities		0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non-current liabilities	49	(53)
Total financial liabilities	(4,279)	(3,681)
Total financial instruments, net	$ (4,279)	$ (3,681)